Depreciation/amortization and impairment - By type of assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation/amortization
Depreciation/amortization	kr (2,446)	kr (2,089)	kr (1,672)
Impairment/reversal of impairment
Impairment/reversal of impairment	149	3	(7)
TOTAL DEPRECIATION/AMORTIZATION AND IMPAIRMENT/REVERSAL OF IMPAIRMENT FOR THE YEAR	(2,297)	(2,086)	(1,679)
Buildings
Depreciation/amortization
Depreciation/amortization	(9)	(8)	(9)
Machinery and technical plant
Depreciation/amortization
Depreciation/amortization	(1,307)	(1,140)	(998)
Impairment/reversal of impairment
Impairment/reversal of impairment	76		(2)
Equipment and installations
Depreciation/amortization
Depreciation/amortization	(131)	(143)	(99)
Construction in progress, tangible assets
Impairment/reversal of impairment
Impairment/reversal of impairment		3	(5)
Utilization rights, trademarks and software
Depreciation/amortization
Depreciation/amortization	(567)	(475)	(366)
Licenses (frequency)
Depreciation/amortization
Depreciation/amortization	(160)	(177)	(174)
Impairment/reversal of impairment
Impairment/reversal of impairment	73
Customer agreements
Depreciation/amortization
Depreciation/amortization	kr (272)	kr (146)	kr (26)